Fair value measurement - Copper stream embedded derivative, continuity schedule (Details) - Copper stream embedded derivative - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuity schedule for embedded derivative
Balance as of beginning of period	$ 5,182	$ (773)
Initial recognition		0
Change in fair value	2,899	8,946
Balance as of end of period	$ 8,081	$ 8,173